Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend Income Fund
June 30, 2022
ZMI-NPRT1-0822
1.9884228.105
Domestic Equity Funds - 7.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,595	37,858
Fidelity Series Commodity Strategy Fund (a)	8,833	42,664
Fidelity Series Large Cap Growth Index Fund (a)	1,753	24,249
Fidelity Series Large Cap Stock Fund (a)	1,631	26,696
Fidelity Series Large Cap Value Index Fund (a)	3,794	51,138
Fidelity Series Small Cap Opportunities Fund (a)	1,133	12,808
Fidelity Series Value Discovery Fund (a)	1,305	19,026
TOTAL DOMESTIC EQUITY FUNDS (Cost $227,422)		214,439

International Equity Funds - 14.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,886	25,165
Fidelity Series Emerging Markets Fund (a)	2,308	19,017
Fidelity Series Emerging Markets Opportunities Fund (a)	10,466	171,231
Fidelity Series International Growth Fund (a)	3,782	52,908
Fidelity Series International Index Fund (a)	2,231	22,111
Fidelity Series International Small Cap Fund (a)	1,061	15,917
Fidelity Series International Value Fund (a)	5,441	52,180
Fidelity Series Overseas Fund (a)	5,056	52,835
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $432,963)		411,364

Bond Funds - 69.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	59,351	588,167
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	341	2,928
Fidelity Series Corporate Bond Fund (a)	24,599	227,788
Fidelity Series Emerging Markets Debt Fund (a)	2,080	15,144
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	611	5,071
Fidelity Series Floating Rate High Income Fund (a)	338	2,931
Fidelity Series Government Bond Index Fund (a)	35,108	336,339
Fidelity Series High Income Fund (a)	1,953	15,763
Fidelity Series International Credit Fund (a)	7	54
Fidelity Series International Developed Markets Bond Index Fund (a)	13,445	118,721
Fidelity Series Investment Grade Bond Fund (a)	33,660	346,023
Fidelity Series Investment Grade Securitized Fund (a)	26,218	243,567
Fidelity Series Long-Term Treasury Bond Index Fund (a)	19,787	131,783
Fidelity Series Real Estate Income Fund (a)	951	9,842
TOTAL BOND FUNDS (Cost $2,066,883)		2,044,121

Short-Term Funds - 9.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 1.18% (a)(b)	54,755	54,755
Fidelity Series Short-Term Credit Fund (a)	5,689	54,730
Fidelity Series Treasury Bill Index Fund (a)	16,451	164,185
TOTAL SHORT-TERM FUNDS (Cost $273,935)		273,670

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,001,203)	2,943,594
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	2,943,596

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	24,097	582,684	10,501	-	(194)	(7,919)	588,167
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	150	4,111	1,193	-	(12)	(128)	2,928
Fidelity Series Blue Chip Growth Fund	1,939	41,764	2,641	-	(637)	(2,567)	37,858
Fidelity Series Canada Fund	1,328	25,936	29	-	(1)	(2,069)	25,165
Fidelity Series Commodity Strategy Fund	2,234	46,288	191	-	16	(5,683)	42,664
Fidelity Series Corporate Bond Fund	12,233	222,909	2,897	499	(416)	(4,041)	227,788
Fidelity Series Emerging Markets Debt Fund	783	15,206	1	55	-	(844)	15,144
Fidelity Series Emerging Markets Debt Local Currency Fund	255	4,947	-	-	-	(131)	5,071
Fidelity Series Emerging Markets Fund	952	18,828	2	-	-	(761)	19,017
Fidelity Series Emerging Markets Opportunities Fund	8,577	170,400	407	-	(76)	(7,263)	171,231
Fidelity Series Floating Rate High Income Fund	153	2,883	7	10	-	(98)	2,931
Fidelity Series Government Bond Index Fund	17,110	323,392	4,366	360	(359)	562	336,339
Fidelity Series Government Money Market Fund 1.18%	3,791	54,774	3,810	38	-	-	54,755
Fidelity Series High Income Fund	909	15,977	180	59	(11)	(932)	15,763
Fidelity Series Inflation-Protected Bond Index Fund	3,009	2,623	5,566	20	70	(136)	-
Fidelity Series International Credit Fund	60	-	-	-	-	(6)	54
Fidelity Series International Developed Markets Bond Index Fund	4,735	114,985	893	2	(114)	8	118,721
Fidelity Series International Growth Fund	2,694	52,954	110	-	(34)	(2,596)	52,908
Fidelity Series International Index Fund	1,138	22,223	2	-	-	(1,248)	22,111
Fidelity Series International Small Cap Fund	842	16,167	1	-	-	(1,091)	15,917
Fidelity Series International Value Fund	2,710	53,526	30	-	(1)	(4,025)	52,180
Fidelity Series Investment Grade Bond Fund	17,995	335,398	4,053	638	(399)	(2,918)	346,023
Fidelity Series Investment Grade Securitized Fund	12,610	235,516	2,943	311	(253)	(1,363)	243,567
Fidelity Series Large Cap Growth Index Fund	1,222	26,360	1,999	142	(233)	(1,101)	24,249
Fidelity Series Large Cap Stock Fund	1,363	29,232	2,069	-	(222)	(1,608)	26,696
Fidelity Series Large Cap Value Index Fund	2,612	56,129	4,582	-	(473)	(2,548)	51,138
Fidelity Series Long-Term Treasury Bond Index Fund	5,590	127,925	1,029	220	(272)	(431)	131,783
Fidelity Series Overseas Fund	2,719	53,254	47	-	(12)	(3,079)	52,835
Fidelity Series Real Estate Income Fund	557	9,731	74	17	(5)	(367)	9,842
Fidelity Series Short-Term Credit Fund	3,798	55,129	3,994	68	(78)	(125)	54,730
Fidelity Series Small Cap Opportunities Fund	656	13,762	609	-	(86)	(915)	12,808
Fidelity Series Treasury Bill Index Fund	11,373	164,686	11,820	132	(12)	(42)	164,185
Fidelity Series Value Discovery Fund	965	20,426	1,568	-	(162)	(635)	19,026
	151,159	2,920,125	67,614	2,571	(3,976)	(56,100)	2,943,594

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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